Compass EMP U.S. 500 Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP U.S. 500 Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP U.S. 500 Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.34%	1.59%	2.09%	1.09%
Fee Waivers and Expense Reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.20%	1.45%	1.95%	0.95%
[1]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.95% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP U.S. 500 Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	962	1,254	2,083
Class T	492	821	1,173	2,162
Class C	198	641	1,111	2,410
Class I	97	333	587	1,316

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 34.08% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of large capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. exchange. The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Volatility Weighted Index (the “Index”) before expenses. The Fund may employ a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges. The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria. The Index includes only companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock. Volatility is a measure of the historical dispersion of a stock’s price compared to its mean. The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	12.32%
Worst Quarter:	6/30/13	1.79%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 5.36%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP U.S. 500 Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	24.59%	25.19%	Nov. 19, 2012
Class A Returns after taxes on distributions		23.66%	24.25%
Class A Returns after taxes on distributions and sale of fund shares		13.89%	18.80%
Class C	Returns before taxes	31.17%	30.98%	Nov. 19, 2012
Class T	Returns before taxes	27.21%	27.54%	Nov. 19, 2012
Class I	Returns before taxes	32.57%	32.36%	Nov. 19, 2012
CEMP U.S. Large Cap 500 Volatility Weighted Index		34.12%	34.19%
S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes		32.39%	32.21%

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP U.S. Small Cap 500 Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP U.S. Small Cap 500 Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		1.65%	1.90%	2.40%	1.40%
Fee Waivers and Expense Reimbursement	[1]	(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.25%	1.50%	2.00%	1.00%
[1]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.00% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP U.S. Small Cap 500 Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,029	1,385	2,386
Class T	497	889	1,305	2,463
Class C	203	710	1,244	2,706
Class I	102	404	728	1,645

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 69.43% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of small capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. Exchange. The Fund seeks to track the returns of the CEMP U.S. Small Cap 500 Volatility Weighted Index (the “Index”) before expenses. The Fund may employ a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S., market capitalizations of less than $3 billion, and the stock of which trades on a U.S. exchange. The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria. The Index includes only companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock. Volatility is a measure of the historical dispersion of a stock’s price compared to its mean. The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks of U.S. issuers included in the Index as of its most recent reconstitution.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Smaller Capitalization Stock Risk. The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	11.23%
Worst Quarter:	6/30/13	3.90%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 5.65%

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	32.96%	35.57%	Nov. 19, 2012
Class A Returns after taxes on distributions		30.06%	32.72%
Class A Returns after taxes on distributions and sale of fund shares		18.60%	25.87%
Class C	Returns before taxes	40.27%	42.00%	Nov. 19, 2012
Class T	Returns before taxes	36.00%	38.26%	Nov. 19, 2012
Class I	Returns before taxes	41.60%	43.46%	Nov. 19, 2012
CEMP U.S. Small Cap 500 Volatility Weighted Index		43.84%	47.04%
Russell 2000 Total Return reflects no deduction for fees, expenses or taxes		38.82%	43.06%

Compass EMP International 500 Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP International 500 Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP International 500 Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP International 500 Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.61%	0.61%	0.61%	0.61%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.87%	2.12%	2.62%	1.62%
Fee Waivers and Expense Reimbursement	[2]	(0.46%)	(0.46%)	(0.46%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.41%	1.66%	2.16%	1.16%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP International 500 Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	710	1,086	1,486	2,601
Class T	513	947	1,407	2,678
Class C	219	770	1,348	2,917
Class I	118	465	836	1,880

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 90.18% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of companies that have their headquarters in a developed country (other than the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets). The Fund seeks to track the returns of the CEMP International 500 Volatility Weighted Index (the "Index") before expenses. The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets). The Index may include less than 500 stocks depending on the number of companies meeting the Index's criteria. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock. Volatility is a measure of the historical dispersion of a stock’s price compared to its mean. The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September and is adjusted to limit exposure to any particular country to 20%. However, under unfavorable market conditions, the Fund invests at least 30% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of foreign issuers.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	9.24%
Worst Quarter:	6/30/13	(0.89)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 0.61%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP International 500 Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	14.32%	18.00%	Nov. 19, 2012
Class A Returns after taxes on distributions		12.10%	15.91%
Class A Returns after taxes on distributions and sale of fund shares		8.02%	12.73%
Class C	Returns before taxes	20.32%	23.54%	Nov. 19, 2012
Class T	Returns before taxes	16.79%	20.30%	Nov. 19, 2012
Class I	Returns before taxes	21.60%	24.75%	Nov. 19, 2012
CEMP International 500 Volatility Weighted Index		23.89%	29.65%
MSCI EAFE Index reflects no deduction for fees, expenses or taxes		19.43%	24.23%

Compass EMP Emerging Market 500 Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Emerging Market 500 Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Emerging Market 500 Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		2.07%	2.07%	2.07%	2.07%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		3.43%	3.68%	4.18%	3.18%
Fee Waivers and Expense Reimbursement	[2]	(1.92%)	(1.92%)	(1.92%)	(1.92%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.51%	1.76%	2.26%	1.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.20% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Emerging Market 500 Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	720	1,399	2,101	3,952
Class T	523	1,266	2,028	4,025
Class C	229	1,095	1,975	4,240
Class I	128	800	1,497	3,352

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 48.99% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of companies that have their headquarters in emerging markets countries and the stock of which trades on an exchange in an emerging market country to track the returns of the CEMP Emerging Market 500 Volatility Weighted Index (the “Index”) before expenses. The Fund may employ a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. The Fund’s definition of emerging market is similar to that used by the International Monetary Fund. Representative emerging market countries are China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and Egypt (Africa).

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in an emerging markets country and the stock of which trades on an exchange in an emerging markets country. The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria. The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock. Volatility is a measure of the historical dispersion of a stock’s price compared to its mean. The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September and is adjusted to limit exposure to any particular country to 20%.Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the stocks included in the Index as of its most recent reconstitution.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Emerging Markets Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	1.47%
Worst Quarter:	6/30/13	(7.73)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 4.54%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP Emerging Market 500 Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	(9.24%)	(4.42%)	Nov. 19, 2012
Class A Returns after taxes on distributions		(9.53%)	(4.74%)
Class A Returns after taxes on distributions and sale of fund shares		(5.23%)	(3.51%)
Class C	Returns before taxes	(4.28%)	0.11%	Nov. 19, 2012
Class T	Returns before taxes	(7.30%)	(2.13%)	Nov. 19, 2012
Class I	Returns before taxes	(3.54%)	(0.94%)	Nov. 19, 2012
Dow Jones Emerging Markets Index		(1.14%)	5.74%
CEMP Emerging Market 500 Volatility Weighted Index		(0.98%)	5.08%
MSCI Emerging Markets Index reflects no deduction for fees, expenses or taxes		(4.98%)	2.26%

The Fund has changed the index used to compare the Fund’s performance from the Dow Jones Emerging Markets Index to the MSCI Emerging Market Index. The Fund believes that MSCI Emerging Market Index is the appropriate index to compare its performance because the MSCI Emerging Market Index covers a wider variety of emerging market securities, which more closely aligns with the Fund’s strategy.

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP U.S. 500 Enhanced Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP U.S. 500 Enhanced Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		1.68%	1.93%	2.43%	1.43%
Fee Waivers and Expense Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.60%	1.85%	2.35%	1.35%
[1]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP U.S. 500 Enhanced Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	728	1,067	1,428	2,441
Class T	531	927	1,348	2,519
Class C	238	750	1,288	2,760
Class I	137	445	774	1,706

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 29.98% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks of large capitalization companies that have their headquarters in the U.S. and the stock of which trades on a U.S. exchange. The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before expenses. The Fund may employ a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges with consistent positive earnings (at least 4 most recent quarters) and weighted based on the volatility of each stock. Volatility is a measure of the historical dispersion of a stock’s price compared to its mean. The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP U.S. Large Cap 500 Volatility Weighted Index. During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. Large Cap 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Large Cap 500 Volatility Weighted Index returns to a -10% value from its daily high. However, if the CEMP U.S. Large Cap 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting. If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting. If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks. The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. The Index’s large cap stock component is reconstituted every March and September. When the Index’s exposure to the market is less than 100%, the uninvested assets will be invested in short term fixed income securities. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the securities of U.S. issuers.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for equity investments primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	12.21%
Worst Quarter:	6/30/13	1.60%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 5.00%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	23.98%	24.61%	Nov. 19, 2012
Class A Returns after taxes on distributions		23.32%	23.92%
Class A Returns after taxes on distributions and sale of fund shares		13.56%	18.48%
Class C	Returns before taxes	30.55%	30.42%	Nov. 19, 2012
Class T	Returns before taxes	26.63%	27.01%	Nov. 19, 2012
Class I	Returns before taxes	32.39%	32.21%	Nov. 19, 2012
S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes		32.39%	32.21%
CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index		34.12%	34.19%

Compass EMP International 500 Enhanced Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP International 500 Enhanced Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP International 500 Enhanced Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.47%	0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.98%	2.23%	2.73%	1.73%
Fee Waivers and Expense Reimbursement	[2]	(0.32%)	(0.32%)	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.66%	1.91%	2.41%	1.41%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.40% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP International 500 Enhanced Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	734	1,131	1,553	2,724
Class T	537	993	1,475	2,801
Class C	244	817	1,416	3,038
Class I	144	514	909	2,014

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 80.56% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stocks of large capitalization companies that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets). Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S. The Fund seeks to track the returns of the CEMP International 500 Long/Cash Volatility Weighted Index (the “Index”) before expenses. The Fund may employ a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets). The Index includes only those companies with consistent positive earnings (at least 4 most recent quarters) and is weighted based on the volatility of each stock. Volatility is a measure of the historical dispersion of a stock’s price compared to its mean. The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index. During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP International 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The Index will return to being fully invested if the month end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a -10% value from its daily high. However, if the CEMP International 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting. If the CEMP International 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting. If the CEMP International 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks. The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. The Index’s large cap stock component is reconstituted every March and September. However, under unfavorable market conditions, the Fund invests at least 30% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of foreign issuers.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for stock investments primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	8.72%
Worst Quarter:	6/30/13	(1.30)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 0.37%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP International 500 Enhanced Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	11.83%	13.06%	Nov. 19, 2012
Class A Returns after taxes on distributions		10.20%	11.58%
Class A Returns after taxes on distributions and sale of fund shares		6.63%	9.25%
Class C	Returns before taxes	17.90%	18.40%	Nov. 19, 2012
Class T	Returns before taxes	14.25%	15.22%	Nov. 19, 2012
Class I	Returns before taxes	19.00%	19.50%	Nov. 19, 2012
CEMP International 500 Long/Cash Volatility Weighted Index		34.12%	10.29%
MSCI EAFE reflects no deduction for fees, expenses or taxes		19.43%	24.23%

Compass EMP REC Enhanced Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP REIT Long/Cash Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund's Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP REC Enhanced Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP REC Enhanced Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.37%	0.37%	0.37%	0.37%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		1.73%	1.98%	2.48%	1.48%
Fee Waivers and Expense Reimbursement	[2]	(0.27%)	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.46%	1.71%	2.21%	1.21%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP REC Enhanced Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	715	1,064	1,436	2,477
Class T	518	924	1,356	2,555
Class C	224	747	1,296	2,796
Class I	123	441	782	1,745

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 35.24% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of common stock of real estate investment trusts ("REITs") that are traded on a U.S. exchange. The Fund seeks to track the returns of the CEMP REIT Long/Cash Volatility Weighted Index (the "Index") before expenses. The Fund may employ a “sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of the common stock of the 100 largest REITs by market capitalization that trade on a U.S. exchange with consistent positive earnings (at least 4 most recent quarters) weighted based on the volatility of each stock. Volatility is a measure of the historical dispersion of a stock's price compared to its mean. The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index may include less than 100 stocks depending on the number of companies meeting the Index's criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP U.S. REIT 100 Volatility Weighted Index, which is composed of the same REIT stocks as in the Index, but without any allocation to cash. In other words, the CEMP U.S. REIT 100 Volatility Weighted Index is always 100% invested in REIT stocks. During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. REIT 100 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. REIT 100 Volatility Weighted Index returns to a -10% value from its daily high. However, if the CEMP U.S. REIT 100 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting. If the CEMP U.S. REIT 100 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting. If the CEMP U.S. REIT 100 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. REIT 100 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks. The Index's exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. The Index's REIT component is reconstituted every March and September. The Fund concentrates investments in the securities of real estate industry issuers (defined as REITs) because, under normal circumstances, it invests over 25% of its assets in REIT common stocks.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for REIT investments primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

The use of "REC" in the Fund's name is intended to be representative of the two major aspects of the Fund's primary investment strategies: "RE" is referring to real estate-related investments, and "C" is referring to cash allocated to short-term fixed income securities when the Fund is defensively positioned.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Fixed Income Risk. The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Management Risk. The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Real Estate Risk. The value of real estate investments are subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, increases in operating costs, interest rates and property taxes. The Fund is also subject to real estate industry concentration risk because it normally invests over 25% of its assets in the common stock of REITs.

• REIT Risk. The value of securities issued by a REIT may be affected by changes in the value of the underlying property owned by the REITs and the value of mortgage REITs may be affected by the quality of loan assets. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	9.98%
Worst Quarter:	6/30/13	(3.25)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 3.96%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP REC Enhanced Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	(1.30%)	2.47%	Nov. 19, 2012
Class A Returns after taxes on distributions		(2.43%)	1.35%
Class A Returns after taxes on distributions and sale of fund shares		(0.71%)	1.41%
Class C	Returns before taxes	4.08%	7.36%	Nov. 19, 2012
Class T	Returns before taxes	0.72%	4.40%	Nov. 19, 2012
Class I	Returns before taxes	4.94%	8.31%	Nov. 19, 2012
CEMP U.S. REIT Long/Cash Volatility Weighted Index		6.64%	12.12%
Dow Jones U.S. Select Real Estate Securities reflects no deduction for fees, expenses or taxes		1.31%	5.88%

Compass EMP Commodity Strategies Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Commodity Strategies Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Commodity Strategies Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.73%	1.98%	2.48%	1.48%
Fee Waivers and Expense Reimbursement	[2]	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.43%	1.68%	2.18%	1.18%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Commodity Strategies Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	712	1,061	1,433	2,475
Class T	515	922	1,353	2,552
Class C	221	744	1,294	2,793
Class I	120	438	779	1,743

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 13.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing up to 25% of the Fund’s net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the “Subsidiary”) that will invest primarily in (long only) futures contracts related to the twenty most liquid commodities (such as oil, corn, or gold) by trading volume. The Fund seeks to track the returns of the CEMP Commodity Volatility Weighted Index (the “Index”) before expenses. The Fund may employ a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Index is an unmanaged index that generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume. The Index is weighted based on the volatility of each commodity. Volatility is a measure of the historical dispersion of a futures contract’s price compared to its mean. The weight of each member in the Index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days. Futures contracts with lower volatility receive a higher weighting and futures contracts with higher volatility receive a lower weighting. The Index is reconstituted every March and September and is adjusted to limit exposure to any particular commodity to 25%. The Fund defines commodities industries issuers as all commodity-related futures contracts. The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests over 25% of its assets in the commodities industries. For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value. The Fund may gain exposure to a commodity that is scheduled to be included in the Index prior to the effective inclusion date.

The Subsidiary’s investments in such commodity futures are weighted based on the volatility of each commodity. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

• Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

• Management Risk. The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

• Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	3.39%
Worst Quarter:	6/30/13	(7.32)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was (1.00)%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP Commodity Strategies Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	(14.33%)	(13.98%)	Nov. 19, 2012
Class A Returns after taxes on distributions		(14.33%)	(13.98%)
Class A Returns after taxes on distributions and sale of fund shares		(8.11%)	(10.63%)
Class C	Returns before taxes	(9.84%)	(10.01%)	Nov. 19, 2012
Class T	Returns before taxes	(12.43%)	(12.30%)	Nov. 19, 2012
Class I	Returns before taxes	(8.81%)	(9.02%)	Nov. 19, 2012
CEMP Commodity Volatility Weighted Index		(8.85%)	7.89%
Bloomberg Commodity Index reflects no deduction for fees, expenses or taxes		(9.52%)	10.67%

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
FUND SUMMARY—COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND (formerly known as the Compass EMP Commodity Long/Short Strategies Fund)
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP Commodity Long/Cash Volatility Weighted Index before expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund		Class A	Class T	Class C	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.48%	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		2.04%	2.29%	2.79%	1.79%
Fee Waivers and Expense Reimbursement	[2]	(0.38%)	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.66%	1.91%	2.41%	1.41%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	734	1,143	1,577	2,779
Class T	537	1,005	1,499	2,855
Class C	244	829	1,441	3,091
Class I	144	526	934	2,074

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended June 30, 2014, the Fund's portfolio turnover rate was 41.81% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing up to 25% of the Fund’s net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”) that will invest primarily in (long only) futures contracts related to the twenty most liquid commodities (such as oil, corn, or gold) by trading volume. The Fund seeks to track the returns of the CEMP Commodity Long/Cash Volatility Weighted Index (the “CEMP Long/Cash Index”) before expenses. The Fund may employ a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these securities using a statistical optimization process designed to produce investment characteristics that closely approximate those of the CEMP Long/Cash Index. The Fund may gain exposure to a commodity that is scheduled to be included in the Long/Short Index prior to the effective inclusion date.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

The CEMP Long/Cash Index generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume but seeks to limit risk during unfavorable market conditions by reducing its exposure to the market by allocating to cash. Market conditions are measured by reference to the CEMP Commodity Volatility Weighted Index (the “Commodity Index”), which is composed of the same commodity futures as in the CEMP Long/Cash Index, but without any allocation to cash. In other words, the Commodity Index is always 100% invested in commodity futures.

During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the Commodity Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The CEMP Long/Cash Index will return to being fully invested in commodity futures if the month end value of the commodity futures in the Commodity Index returns to a -10% value from its daily high as of month end. However, if the Commodity Index declines further to 20% from its recent highest value, 25% of the CEMP Long/Cash Index will be reinvested from cash equivalents back into the commodity futures of the Commodity Index at their current commodity weighting. If the Commodity Index declines still further to 30% from the recent highest value, another 25% of the CEMP Long/Cash Index will be reinvested back into the commodity futures of the Commodity Index at their current commodity weighting. If the Commodity Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the CEMP Long/Cash Index will be reinvested back into the commodity futures of the CEMP Long/Cash Index.

The CEMP Long/Cash Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. The CEMP Long/Cash Index’s commodity futures component is reconstituted every March and September.

The Subsidiary’s investments in such commodity futures are weighted based on the volatility of each commodity. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests at least 25% of its assets in the commodities industries. The Fund defines commodities industries issuers as all commodity-related futures contracts. For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Tracking Risk. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

• Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	6/30/13	0.21%
Worst Quarter:	3/31/13	(3.30)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 1.20%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	(10.60%)	(12.09%)	Nov. 19, 2012
Class A Returns after taxes on distributions		(10.60%)	(12.09%)
Class A Returns after taxes on distributions and sale of fund shares		(6.00%)	(9.20%)
Class C	Returns before taxes	(5.89%)	(8.02%)	Nov. 19, 2012
Class T	Returns before taxes	(8.66%)	(10.37%)	Nov. 19, 2012
Class I	Returns before taxes	(4.75%)	(6.93%)	Nov. 19, 2012
CEMP Commodity Volatility Weighted Index		(8.56%)	7.89%
Bloomberg Commodity Index reflects no deduction for fees, expenses or taxes		(9.52%)	(10.67%)
Barclays CTA Index		(1.46%)	4.43%
CEMP Commodity Long/Cash Volatility Weighted Index		(0.15%)	34.19%

The Fund has changed the index used to compare the Fund’s performance from the Barclays CTA Index to the Bloomberg Commodity Index. The Fund believes that the Bloomberg Commodity Index is the appropriate index to compare its performance because the Bloomberg Commodity Index more closely matches the composition of the Fund’s portfolio than the Barclays CTA Index.

The Bloomberg Commodity Index (formerly the Dow Jones-UBS Commodity Index) is a production/liquidity-weighted index consisting of the most widely traded commodities around the world.

CEMP Commodity Long/Cash Volatility Weighted Index is based on the month end price of the CEMP Commodity Volatility Weighted Index. The index seeks to limit risk during unfavorable market conditions by reducing its exposure to the market. During a period of market decline, the Index’s exposure to the market may be as low as 25% depending on the magnitude of such decline.

CEMP Commodity Volatility Weighted Index consists of the 20 most liquid commodities with an equal weighting of risk among all the 20 commodities.

Compass EMP Long/Short Strategies Fund
FUND SUMMARY—COMPASS EMP LONG/SHORT STRATEGIES FUND
Investment Objective:
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Long/Short Strategies Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Long/Short Strategies Fund		Class A	Class T	Class C	Class I
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		1.82%	2.07%	2.57%	1.57%
Fee Waivers and Expense Reimbursement	[2]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.66%	1.91%	2.41%	1.41%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.35% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Long/Short Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	734	1,100	1,489	2,577
Class T	537	961	1,410	2,654
Class C	244	784	1,351	2,893
Class I	144	480	840	1,854

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 87.39% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing long or short primarily in a portfolio of equity securities of U.S. companies. The Fund defines equity securities to include common stock, futures on common stock or stock indices, options on common stock; and other entities, including limited partnerships and limited liability companies (“Underlying Funds”), that invest primarily in equity securities.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in domestic and foreign fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 36 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

The Fund’s Advisor uses a proprietary model to determine whether to be long or short in certain equities, industries, sectors, countries or other parts of the equity markets. The Fund may also invest in swaps to implement this long/short strategy. The Fund’s Advisor uses the model to attempt to achieve high, low or negative correlations to the broader equity markets. The Advisor may engage a sub-adviser or sub-advisers to execute a portion of the Fund’s investment strategy.

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	5.67%
Worst Quarter:	6/30/13	(2.54)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 2.16%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP Long/Short Strategies Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	0.28%	0.76%	Nov. 19, 2012
Class A Returns after taxes on distributions		0.28%	0.76%
Class A Returns after taxes on distributions and sale of fund shares		0.16%	0.58%
Class T	Returns before taxes	5.17%	5.10%	Nov. 19, 2012
Class C	Returns before taxes	2.49%	2.77%	Nov. 19, 2012
Class I	Returns before taxes	6.55%	6.52%	Nov. 19, 2012
S&P 500 Total Return Index reflects no deduction for fees, expenses or taxes		32.39%	32.21%
Barclay Equity Long/Short reflects no deduction for fees, expenses or taxes		13.90%	10.27%
MSCI EAFE Stock Index		19.43%	24.23%

The Fund has changed the index used to compare the Fund’s performance from the MSCI World Stock Index to the S&P 500. The Fund believes that the S&P 500 is the appropriate index to compare its performance because the domestic securities included in the S&P 500 more closely align with the Fund’s investments.

Standard & Poor’s 500 Total Return Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Compass EMP Market Neutral Income Fund
FUND SUMMARY—COMPASS EMP MARKET NEUTRAL INCOME FUND (formerly known as COMPASS EMP LONG/SHORT FIXED INCOME FUND)
Investment Objective:
The Fund’s objective is high current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Market Neutral Income Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Market Neutral Income Fund		Class A	Class T	Class C	Class I
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.30%	1.55%	2.05%	1.05%
Fee Waivers and Expense Reimbursement	[2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		1.25%	1.50%	2.00%	1.00%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.95% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Market Neutral Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	958	1,241	2,046
Class T	497	817	1,159	2,125
Class C	203	637	1,098	2,373
Class I	102	328	573	1,276

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 190.17% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by implementing a “market neutral” investment strategy whereby it seeks income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The Fund uses a multi-strategy approach. It seeks income from (i) long positions in foreign or domestic dividend producing equity securities, of any market capitalization, listed on one of the CEMP Volatility Weighted Indexes and (ii) selling call and/or put options on broad based security indices (such as the S&P 500, Russell 1000 Value and Growth or MSCI EAFE) or exchange traded funds (“ETFs”) that track such indices. A CEMP Volatility Weighted Index is an index compiled, created, sponsored or maintained by the Adviser, which provides broad equity market exposure coupled with fundamental criteria and an equal weighting of volatility among all securities in each index. The Fund hedges against market risk in its equity security investments by taking long and/or short positions in futures on broad based security indices or ETFs that track such indices.

The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including domestic and foreign treasury bills, floating rate securities, certificates of deposit, commercial paper and corporate debt. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 10 years or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

• Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Leverage Risk. Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Small and Mid-Capitalization Stock Risk. The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and mid-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Sold Options Risk. The Fund will incur a loss as a result of a sold option (also referred to as a short position) if the price of the sold option instrument increases in value between the date when the Fund sells the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a sold put transaction and potentially unlimited in a sold call transaction.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	3/31/13	0.50%
Worst Quarter:	6/30/13	(2.20)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 0.97%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP Market Neutral Income Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	(8.61%)	(8.07%)	Nov. 19, 2012
Class A Returns after taxes on distributions		(8.61%)	(8.07%)
Class A Returns after taxes on distributions and sale of fund shares		(4.87%)	(6.14%)
Class T	Returns before taxes	(3.72%)	(3.77%)	Nov. 19, 2012
Class C	Returns before taxes	(6.69%)	(6.34%)	Nov. 19, 2012
Class I	Returns before taxes	(2.61%)	(2.69%)	Nov. 19, 2012
Barclays U.S Government Intermediate Government Index		(1.25%)	(1.22%)
Barclays Global Treasury ex U.S. reflects no deduction for fees, expenses or taxes		(4.88%)	4.59%

Compass EMP Enhanced Fixed Income Fund
FUND SUMMARY—COMPASS EMP ENHANCED FIXED INCOME FUND
Investment Objective:
The Fund’s objective is total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Enhanced Fixed Income Fund (USD $)	Class A	Class T	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	3.50%	none	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Enhanced Fixed Income Fund		Class A	Class T	Class C	Class I
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	none
Other Expenses		0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.97%	1.22%	1.72%	0.72%
Fee Waivers and Expense Reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		0.88%	1.13%	1.63%	0.63%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.60% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Enhanced Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	660	858	1,073	1,690
Class T	461	716	989	1,770
Class C	166	534	926	2,024
Class I	65	222	393	888

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 26.52% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily (long only) directly in fixed income securities issued by U.S. and foreign (non-U.S. and non-emerging markets) companies and governments. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in fixed income securities, which it defines as including domestic and foreign treasury bills, notes, commercial paper, corporate and government debt and other forms of indebtedness. The Fund may invest directly in bond futures, individual domestic and foreign government notes and bonds or domestic and foreign corporate debt or indirectly in such investments through limited partnerships, limited liability companies and other types of pooled investment vehicles (“Underlying Funds”). Some Underlying Funds that invest in bond or interest rate derivatives may technically be considered commodity pools. The Fund’s investments will be weighted based on the volatility of each investment. Volatility is a measure of the historical dispersion of an investment’s price compared to its mean. The weight of each investment is defined by its own volatility relative to the average volatility of other investments. Investments with lower volatility receive a higher weighting and investments with higher volatility receive a lower weighting. The Fund will invest its cash in excess of the amount required for futures collateral primarily in fixed income securities, including domestic and foreign treasury bills, notes, commercial paper and corporate bonds. Emerging markets are generally those with a less-developed economy and per-capital income significantly lower than the U.S.

The Fund’s target fixed income portfolio duration is two to ten years; however, the Fund may reduce the portfolio duration based on the rising trend of yields or the declining trend of fixed income securities prices. In considering fixed income securities or indirect investments in fixed income securities, the credit rating for these securities is expected to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Futures Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Leverage Risk. Using derivatives to increase the Fund’s long exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

• Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class C, Class T and Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C, Class T and Class I shares would be different from Class A shares because Class C, Class T and Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	9/30/13	0.94%
Worst Quarter:	6/30/13	(3.00)%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 2.06%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP Enhanced Fixed Income Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	(7.78%)	(7.32%)	Nov. 19, 2012
Class A Returns after taxes on distributions		(7.85%)	(7.38%)
Class A Returns after taxes on distributions and sale of fund shares		(4.40%)	(5.60%)
Class T	Returns before taxes	(2.76%)	(2.92%)	Nov. 19, 2012
Class C	Returns before taxes	(5.71%)	(5.47%)	Nov. 19, 2012
Class I	Returns before taxes	(1.85%)	(2.01%)	Nov. 19, 2012
Barclays U.S Government Intermediate Government Index		(1.25%)	(1.22%)
Barclays Global Treasury ex U.S. reflects no deduction for fees, expenses or taxes		(4.88%)	4.59%

Compass EMP Ultra Short-Term Fixed Income Fund
FUND SUMMARY—COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
Investment Objective:
The Fund’s objective is current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 60 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Compass EMP Ultra Short-Term Fixed Income Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Compass EMP Ultra Short-Term Fixed Income Fund		Class A	Class I
Management Fees		0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.31%	0.31%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.97%	0.72%
Fee Waivers and Expense Reimbursement	[2]	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		0.71%	0.46%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2015 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 0.45% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor and shall automatically terminate upon the termination of the Management Agreement for the Fund. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Compass EMP Ultra Short-Term Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	172	380	606	1,254
Class I	47	204	375	870

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2014, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing primarily in domestic and foreign treasury bills and notes, commercial paper and corporate debt. The dollar-weighted average fixed income maturity of the Fund is expected to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) directly in fixed income instruments, which the Fund defines to include domestic and foreign treasury bills and notes, commercial paper, corporate debt and other forms of indebtedness, with a remaining maturity of one year, or less. However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund. The Fund is not intended to be a complete investment program.

• Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative.

• Management Risk. The Advisor’s asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Although Class I shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I shares would be different from Class A shares because Class I shares have different expenses than Class A shares. Updated performance information is available by calling 1-888-944-4367.

Best Quarter:	6/30/13	0.13%
Worst Quarter:	12/31/13	0.07%

The year-to-date total return of the Fund’s Class A shares as of September 30, 2014 was 0.25%.

After-tax performance is shown only for Class A shares. After-tax performance of the Fund’s Class I will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/13)
Average Annual Total Returns Compass EMP Ultra Short-Term Fixed Income Fund	Label	1 Year	Since Inception	Inception Date
Class A	Returns before taxes	(0.60%)	(0.54%)	Nov. 19, 2012
Class A Returns after taxes on distributions		(0.79%)	(0.70%)
Class A Returns after taxes on distributions and sale of fund shares		(0.36%)	(0.50%)
Class I	Returns before taxes	0.73%	0.65%	Nov. 19, 2012
Citigroup 3-Month Treasury Bill reflects no deduction for fees, expenses or taxes		0.05%	0.05%